Benefit Plans and Stock-Based Compensation - Additional Information (Detail) - USD ($)					9 Months Ended	12 Months Ended
	Oct. 07, 2019	Jun. 20, 2019	Sep. 14, 2018	Nov. 15, 2016	Sep. 07, 2017	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018	Mar. 25, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding						704,818	741,060	813,666	874,162
Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost for recognized expenses						$ 26,000	$ 10,000	$ 50,000
Common Stock Voting Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance						1,796,088
Amended Birks Employee Stock Option Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price						$ 1.05
Options granted						2,818	3,060	5,666
Stock Compensation Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock option description						Birks ESOP
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding						0	102,000	112,000	121,500
Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted						244,844	133,588	74,466
Number of shares outstanding						465,134	257,005	130,410	55,944
Omnibus LTIP [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding						142,000
Exercise price						$ 1.43
Expiration period						10 years
Weighted Average Grant Date Fair Value						$ 1.34
Dividend yield						0.00%
Expected volatility						114.63%
Weighted average expected term						10 years
Total compensation cost for recognized expenses						$ 21,000	$ 68,000	$ 179,000
Shares reserved for issuance						1,000,000
Omnibus LTIP [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted				121,500
Number of shares outstanding							102,000
Omnibus LTIP [Member] | Deferred Stock Units Dsu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted	157,890	86,954	133,588	55,944	74,466
Outstanding shares						465,134	257,005
Share based compensation by share based payment arrangement number of units excercised other than options						36,715
Omnibus LTIP [Member] | Restricted Stock Units And Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense						$ 48,000	$ 146,000	$ 81,000
Share based compensation recognized liability						$ 123,000	$ 272,000
Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding						0	0	41	627
Compensation expense						$ 0	$ 0	$ 0
Options settled in cash						41	41	586
Options settled in cash per share						$ 0.78
Long Term Incentive Plan [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long term incentive plan stock appreciation rights, weighted average exercise price						$ 1.11
Options outstanding						560,000
Long Term Incentive Plan [Member] | Stock Appreciation Rights (SARs) [Member] | Common Stock Voting Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable						96,000
Share based compensation options unrecognised						$ 0
Percentage of Outstanding Stock Options Fully Vested						100.00%
Share based compensation grants in period gross						0	0	0